Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue from external customers		$ 431,074	$ 392,247		$ 839,337	$ 772,554
Interest revenue		8,850	10,091		18,325	17,633
Intersegment Revenue	[1]	0	0	[2]	0	0
Revenue		439,924	402,338		857,662	790,187
Adjusted EBITDA		119,006	113,031		230,922	220,846
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		249,569	222,533		476,236	428,895
Interest revenue		682	726		1,300	765
Intersegment Revenue	[1]	4,727	2,439		8,840	4,559
Revenue		254,978	225,698		486,376	434,219
Adjusted EBITDA		56,511	55,769		105,689	108,105
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		181,505	169,714		363,101	343,659
Interest revenue		8,168	9,365		17,025	16,868
Intersegment Revenue	[1]	0	0		4	0
Revenue		189,673	179,079		380,130	360,527
Adjusted EBITDA		82,413	77,211		165,687	156,420
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[2]	0	0		0	0
Interest revenue	[2]	0	0		0	0
Intersegment Revenue	[1],[2]	0			0	0
Revenue	[2]	0	0		0	0
Adjusted EBITDA	[2]	(19,918)	(19,949)		(40,454)	(43,679)
Intersegment
Segment Reporting Information [Line Items]
Revenue from external customers		0	0		0	0
Interest revenue		0	0		0	0
Intersegment Revenue	[1]	(4,727)	(2,439)		(8,844)	(4,559)
Revenue		(4,727)	(2,439)		(8,844)	(4,559)
Adjusted EBITDA		$ 0	$ 0		$ 0	$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.